Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Present Value of unfunded obligation	$ 2,458	$ 1,594
Total	$ 2,458	$ 1,594